CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
CAPITAL STRUCTURE
16.	CAPITAL STRUCTURE

Ordinary and Treasury Shares

The Company’s treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company’s share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan as described in Note 18; and iii) the shares repurchased by the Company under the Stock Repurchase Program (as described below) pending for retirement.

New Shares Issued by the Company

During the years ended December 31, 2014, 2013 and 2012, the Company issued nil, 8,574,153 and 4,958,293 ordinary shares to its depository bank for future vesting of restricted shares and exercise of share options, respectively. The Company issued 1,068,534, 1,297,902 and 1,276,634 of these ordinary shares upon vesting of restricted shares; and 928,299, 3,064,302 and 2,966,955 of these ordinary shares upon exercise of share options during the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014, 2013 and 2012, the Company had a balance of 13,482,154, 15,478,987 and 11,267,038 newly issued ordinary shares which continue to be held by the Company for future issuance upon vesting of restricted shares and exercise of share options.

Shares Purchased under a Trust Arrangement

On May 15, 2013, the Board of Directors of the Company authorized a trustee to purchase the Company’s ADS from NASDAQ for the purpose of satisfying its obligation to deliver ADS under its 2011 Share Incentive Plan (“Share Purchase Program”). Under the Share Purchase Program, the trustee can purchase ADS from the open market at the price range to be determined by the Company’s management from time to time. This Share Purchase Program may be terminated by the Company at any time. The purchased ADSs are to be delivered to the Directors, eligible employees and consultants upon vesting of the restricted shares.

During the year ended December 31, 2014, 69,426 ADSs, equivalent to 208,278 ordinary shares were purchased under a trust arrangement from NASDAQ at an average market price of $24.79 per ADS or $8.26 per share (including commissions), and 467,121 ordinary shares purchased under a trust arrangement were delivered to Directors and eligible employees to satisfy the vesting of restricted shares. During the year ended December 31, 2013, 373,946 ADSs, equivalent to 1,121,838 ordinary shares were purchased under a trust arrangement from NASDAQ at an average market price of $23.45 per ADS or $7.82 per share (including commissions), and 378,579 ordinary shares purchased under a trust arrangement were delivered to Directors and eligible employees to satisfy the vesting of restricted shares. As of December 31, 2014 and 2013, the shares purchased under trust arrangement has a balance of 484,416 and 743,259 ordinary shares, respectively, for future issuance upon vesting of restricted shares.

Shares Repurchased for Retirement

On August 7, 2014, the Board of Directors of the Company authorized the repurchase of the Company’s ADS of up to an aggregate of $500,000 under a stock repurchase program (“Stock Repurchase Program”), which remains valid until the expiry or revocation of the share repurchase mandate granted by the shareholders, upon conclusion of the next annual general meeting of the Company to be held in 2015, for shares retirement. Under the Stock Repurchase Program, the Company can repurchase ADS from the open market at the price range determined by the Company’s management from time to time. This Stock Repurchase Program may be terminated by the Company at any time prior to the expiration of the Stock Repurchase Program.

During the year ended December 31, 2014, 12,216,448 ADSs, equivalent to 36,649,344 ordinary shares were repurchased under the Stock Repurchase Program from NASDAQ in aggregate for $300,495 (including commissions), at an average market price of $24.60 per ADS or $8.20 per share, of which 32,931,528 ordinary shares repurchased under the Stock Repurchase Program were retired. As of December 31, 2014, the shares repurchased had a balance of 3,717,816 ordinary shares for future shares retirement and these remaining repurchased ordinary shares were subsequently retired in January 2015.

As of December 31, 2014, 2013 and 2012, the Company had 1,633,701,920, 1,666,633,448 and 1,658,059,295 issued ordinary shares, and 17,684,386, 16,222,246 and 11,267,038 treasury shares, with 1,616,017,534, 1,650,411,202 and 1,646,792,257 issued ordinary shares outstanding, respectively.